Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Jan. 21, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Cash	$ 500,000
First Anniversary [Member]
Subsequent Events (Details) [Line Items]
Installment payments	180,000
Second Anniversary [Member]
Subsequent Events (Details) [Line Items]
Installment payments	$ 300,000